POST-EMPLOYMENT BENEFITS - Sensitivity of Key Assumptions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%
Defined benefit obligation
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	$ (196)	$ (207)
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	$ 224	$ 237
Rate of future compensation increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%
Defined benefit obligation
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	$ 16	$ 21
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	$ (16)	$ (21)
Mortality rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Duration of reasonably possible increase in actuarial assumption	1 year	1 year
Duration of reasonably possible decrease in actuarial assumption	1 year	1 year
Defined benefit obligation
Increase (decrease) in accrued benefit obligation due to reasonably possible increase in actuarial assumption	$ 47	$ 49
Increase (decrease) in accrued benefit obligation due to reasonably possible decrease in actuarial assumption	$ (50)	$ (52)